UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
Annual Report of Proxy Voting Record of
Registered Management Investment Company

Investment Company Act File Number: 811-02421

The Tax-Exempt Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: July 1, 2007 - June 30, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

ITEM 1 – Proxy Voting Record

Fund Name: The Tax-Exempt Bond Fund of America, Inc.

Reporting Period: July 01, 2007 - June 30, 2008

The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT BOND FUND OF AMERICA, INC.
(Registrant)

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: August 27, 2008